WARRANT LIABILITY (Details) - SalvaRx Group plc. [Member] $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding exercise price at beginning | $ / shares	$ 6.64
Warrants outstanding, shares at beginning | shares	49,701
Warrants outstanding, amount at beginning | $	$ 1,120
Fair value adjustment , exercise price at end | $ / shares
Fair value adjustment, shares at end | shares
Fair value adjustment, amount at end | $	$ (369)
Warrants outstanding, exercise price, at end | $ / shares	$ 6.64
Warrants outstanding, amount at ending | shares	49,701
Warrants outstanding, amount, at end | $	$ 751